INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory consisted of the following at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Raw materials and work in progress	$380	—
Finished goods	83	—
Total inventory	$463	$—

During the years ended December 31, 2023 and 2022, the Company recorded inventory write-downs of $1,970 and zero, respectively, to reduce inventories to their net realizable values and for any excess or obsolete inventories.